PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Allowance for doubtful accounts:
Balance at beginning of year/Period	¥ (6,247)	¥ (2,993)
Written off	1,036	4,603
Balance at end of year/period	(7,213)	(6,247)
Prepaid and Other Current Assets
Allowance for doubtful accounts:
Balance at beginning of year/Period	(70)	(4,339)
Addition		(1,046)
Written off		5,315
Balance at end of year/period	¥ (70)	¥ (70)